COVER PAGE	Aug. 07, 2025
Cover [Abstract]
Document Type	8-K12B/A
Document Period End Date	Aug. 07, 2025
Entity Registrant Name	Paramount Skydance Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	001-42791
Entity Tax Identification Number	99-3917985
Entity Address, Address Line One	1515 Broadway
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	212
Local Phone Number	258-6000
Title of 12(b) Security	Class B Common Stock, $0.001 par value
Trading Symbol	PSKY
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0002041610
Amendment Flag	true